Segment information - Property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical location
Property, plant and equipment	$ 12,962	$ 10,252
UNITED KINGDOM
Disclosure of geographical location
Property, plant and equipment	3,138	2,847
IRELAND
Disclosure of geographical location
Property, plant and equipment	1,645	1,323
SWEDEN
Disclosure of geographical location
Property, plant and equipment	2,282	1,692
US
Disclosure of geographical location
Property, plant and equipment	3,558	2,856
Rest of the world
Disclosure of geographical location
Property, plant and equipment	$ 2,339	$ 1,534